UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1. Schedule of Investments.

The Government Money Market ProFund (the “ProFund”) is currently a feeder fund that invests substantially all of its investable assets in a “master fund” the Government Cash Management Portfolio (the “Portfolio”), as discussed in the accompanying notes. The Schedule of Investments of the Portfolio is included herein.

The Schedule of Investments of the Portfolio as of September 30, 2018 is as follows:

Government Cash Management Portfolio	as of September 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Government & Agency Obligations 65.4%
U.S. Government Sponsored Agencies 53.4%
Federal Farm Credit Bank:
1-month LIBOR minus 0.145%, 1.928% *, 3/29/2019	166,000,000	166,000,000
1-month LIBOR minus 0.165%, 1.939% *, 11/2/2018	70,500,000	70,499,845
1-month LIBOR minus 0.130%, 1.943% *, 4/29/2019	246,500,000	246,500,000
1-month LIBOR minus 0.165%, 1.968% *, 10/9/2018	37,500,000	37,499,956
1-month LIBOR minus 0.150%, 1.981% *, 10/11/2018	25,000,000	24,999,979
1-month LIBOR minus 0.135%, 1.996% *, 4/11/2019	150,000,000	150,000,000
1-month LIBOR minus 0.126%, 2.022% *, 5/13/2019	2,330,000	2,329,548
1-month LIBOR minus 0.123%, 2.025% *, 8/13/2019	212,000,000	212,000,000
1-month LIBOR minus 0.110%, 2.029% *, 3/12/2019	115,000,000	114,997,230
1-month LIBOR minus 0.070%, 2.063% *, 1/9/2019	50,000,000	50,000,000
1-month LIBOR minus 0.050%, 2.07% *, 7/6/2020	50,000,000	50,000,000
1-month LIBOR minus 0.145%, 2.073% *, 2/26/2019	115,000,000	114,998,126
1-month LIBOR minus 0.120%, 2.096% *, 3/25/2019	100,000,000	100,000,000
1-month LIBOR plus 0.185%, 2.318% *, 8/9/2019	50,000,000	50,119,449
1-month LIBOR plus 0.190%, 2.348% *, 7/15/2019	820,000	821,902
1-month LIBOR plus 0.190%, 2.355% *, 6/20/2019	100,000,000	100,208,533
3-month U.S. Treasury Bill Money Market Yield plus 0.280%, 2.472% *, 11/13/2018	60,000,000	60,000,000
3-month U.S. Treasury Bill Money Market Yield plus 0.300%, 2.492% *, 12/5/2018	50,000,000	50,000,000
Federal Home Loan Bank:
1.982% **, 10/18/2018	140,000,000	139,870,753
1.926% **, 10/1/2018	41,927,000	41,927,000
1.952% **, 10/5/2018	255,500,000	255,445,351
3-month LIBOR minus 0.390%, 1.957% *, 1/22/2019	5,125,000	5,125,000
1.962% **, 10/9/2018	25,000,000	24,989,250
1.992% **, 10/18/2018	100,000,000	99,907,208
3-month LIBOR minus 0.330%, 2.003% *, 1/11/2019	190,000,000	190,000,000
2.008% **, 10/25/2018	25,000,000	24,967,000
3-month LIBOR minus 0.320%, 2.017% *, 4/12/2019	1,440,000	1,439,891
3-month LIBOR minus 0.310%, 2.021% *, 3/11/2019	210,000,000	210,000,000
1-month LIBOR minus 0.135%, 2.023% *, 11/16/2018	190,000,000	190,000,000
3-month LIBOR minus 0.310%, 2.023% *, 1/11/2019	183,500,000	183,500,000
3-month LIBOR minus 0.330%, 2.023% *, 12/21/2018	155,000,000	155,000,000
1-month LIBOR minus 0.080%, 2.024% *, 2/4/2019	95,000,000	95,000,000
1-month LIBOR minus 0.090%, 2.024% *, 4/5/2019	88,000,000	88,000,000
2.028% **, 10/30/2018	72,000,000	71,884,000
1-month LIBOR minus 0.090%, 2.03% *, 4/5/2019	150,000,000	150,000,000
1-month LIBOR minus 0.100%, 2.031% *, 3/8/2019	200,000,000	200,000,000
1-month LIBOR minus 0.090%, 2.043% *, 11/8/2018	70,000,000	70,000,000
1-month LIBOR minus 0.125%, 2.057% *, 6/21/2019	163,500,000	163,500,000
3-month LIBOR minus 0.280%, 2.063% *, 2/1/2019	330,000,000	330,000,000
1-month LIBOR minus 0.085%, 2.063% *, 9/9/2019	150,000,000	150,000,000
1-month LIBOR minus 0.085%, 2.063% *, 9/13/2019	100,000,000	100,000,000
2.066% **, 11/7/2018	270,000,000	269,434,455
2.069% **, 1/4/2019	607,000	603,731
1-month LIBOR minus 0.090%, 2.075% *, 1/18/2019	95,000,000	95,000,000
2.078% **, 11/16/2018	100,000,000	99,738,056
1-month LIBOR minus 0.130%, 2.082% *, 10/24/2018	120,000,000	120,000,000
1-month LIBOR minus 0.130%, 2.082% *, 3/22/2019	233,250,000	233,250,000
1-month LIBOR minus 0.120%, 2.098% *, 10/26/2018	300,000,000	300,000,000
1-month LIBOR minus 0.110%, 2.102% *, 2/22/2019	224,000,000	224,000,000
2.109% **, 11/29/2018	75,000,000	74,744,335

3-month LIBOR minus 0.190%, 2.125% *, 8/28/2019	255,000,000	255,000,000
2.128% **, 11/28/2018	142,000,000	141,519,795
2.128% **, 11/30/2018	64,000,000	63,776,107
2.134% **, 12/5/2018	50,000,000	49,809,965
2.139% **, 12/7/2018	87,500,000	87,156,392
1-month LIBOR minus 0.045%, 2.167% *, 1/24/2019	75,000,000	75,020,707
2.184% **, 12/19/2018	450,000,000	447,872,925
2.225% **, 1/18/2019	132,500,000	131,619,409
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	220,800,000	220,800,000
2.342% **, 3/20/2019	63,000,000	62,312,775
Federal Home Loan Mortgage Corp.:
0.875%, 10/12/2018	590,000	589,893
1.375%, 2/28/2019	906,000	903,325
1-month LIBOR minus 0.150%, 1.989% *, 2/12/2019	20,000,000	20,000,000
1-month LIBOR minus 0.150%, 1.998% *, 2/13/2019	195,000,000	195,000,000
1-month LIBOR minus 0.100%, 2.033% *, 8/8/2019	274,500,000	274,469,302
1-month LIBOR minus 0.100%, 2.039% *, 8/12/2019	90,000,000	89,989,594
1-month LIBOR minus 0.130%, 2.052% *, 11/21/2018	158,800,000	158,788,332
1-month LIBOR minus 0.100%, 2.065% *, 3/18/2019	283,000,000	283,000,000
3-month LIBOR minus 0.250%, 2.081% *, 10/10/2018	85,500,000	85,500,000
1-month LIBOR minus 0.110%, 2.132% *, 5/28/2019	255,000,000	255,000,000
2.149% **, 12/19/2018	477,000,000	474,781,768
Step-Up Coupon, 2.28% to 12/20/2018, 2.53% to 09/20/2019 *	88,000,000	88,000,000
Federal National Mortgage Association, 1.125%, 10/19/2018	13,250,000	13,244,059
		9,432,454,946
U.S. Treasury Obligations 12.0%
U.S. Treasury Bills:
1.987% **, 10/4/2018	4,413,000	4,412,279
2.008% **, 10/18/2018	200,000,000	199,813,000
2.009% **, 10/18/2018	85,000,000	84,920,485
2.058% **, 11/23/2018	200,000,000	199,402,278
2.059% **, 11/23/2018	108,500,000	108,175,656
2.112% **, 11/29/2018	2,535,000	2,526,346
2.225% **, 2/14/2019	220,000,000	218,175,711
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield plus 0.140%, 2.332% *, 1/31/2019	154,000,000	154,105,960
3-month U.S. Treasury Bill Money Market Yield plus 0.170%, 2.362% *, 10/31/2018	1,137,000,000	1,137,234,864
		2,108,766,579
Total Government & Agency Obligations (Cost $11,541,221,525)		11,541,221,525

Repurchase Agreements 34.5%
BNP Paribas, 2.40%, dated 9/28/2018, to be repurchased at $2,077,215,360 on 10/1/2018 (a)	2,076,800,000	2,076,800,000
Citigroup Global Markets, Inc., 2.20%, dated 9/28/2018, to be repurchased at $250,045,833 on 10/1/2018 (b)	250,000,000	250,000,000
Citigroup Global Markets, Inc., 2.24%, dated 9/28/2018, to be repurchased at $5,000,933 on 10/1/2018 (c)	5,000,000	5,000,000
Fixed Income Clearing Corp., 1.2%, dated 9/28/2018, to be repurchased at $890,089,000 on 10/1/2018 (d)	890,000,000	890,000,000
Fixed Income Clearing Corp., 2.15%, dated 9/28/2018, to be repurchased at $600,107,500 on 10/1/2018 (e)	600,000,000	600,000,000
Fixed Income Clearing Corp., 2.24%, dated 9/28/2018, to be repurchased at $1,000,186,667 on 10/1/2018 (f)	1,000,000,000	1,000,000,000
HSBC Securities, Inc., 2.25%, dated 9/28/2018, to be repurchased at $204,138,269 on 10/1/2018 (g)	204,100,000	204,100,000
The Goldman Sachs & Co., 1.80%, dated 9/28/2018, to be repurchased at $144,021,600 on 10/1/2018 (h)	144,000,000	144,000,000
Wells Fargo Bank, 2.20%, dated 9/28/2018, to be repurchased at $148,679,748 on 10/1/2018 (i)	148,652,000	148,652,000
Wells Fargo Bank, 2.30%, dated 9/28/2018, to be repurchased at $775,759,074 on 10/1/2018 (j)	775,613,000	775,613,000
Total Repurchase Agreements (Cost $6,094,165,000)		6,094,165,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $17,635,386,525)	99.9	17,635,386,525
Other Assets and Liabilities, Net	0.1	18,665,061
Net Assets	100.0	17,654,051,586

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*          Floating rate security. These securities are shown at their current rate as of  September 30, 2018.

**        Annualized yield at time of purchase; not a coupon rate.

(a)        Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
352,894,300	U.S. Treasury Bonds	2.25-8.5	8/15/2019-2/15/2047	338,575,263
156,478,800	U.S. Treasury Floating Rate Note	2.283	01/31/2020	157,005,139
281,217,000	U.S. Treasury Inflation-Indexed Bond	0.125	04/15/2020	298,745,958
1,321,769,700	U.S. Treasury Notes	1.0-4.375	10/31/2018-5/15/2041	1,317,165,839
14,354,103	U.S. Treasury STRIPS	Zero Coupon	11/15/2025-5/15/2047	6,843,863
Total Collateral Value				2,118,336,062

(b)                       Collateralized by $255,721,000 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 4/10/2018-4/25/2019 with a value of $255,000,063.

(c)                        Collateralized by $5,112,000 U.S. Treasury Bills, Zero Coupon, with various maturity dates of 10/18/2018-4/25/2019 with a value of $5,100,035.

(d)                       Collateralized by $941,115,000 U.S. Treasury Notes, with the various coupon rates from 1.375-2.75%, with various maturity dates of 10/31/2022-2/29/2024 with a value of $907,809,598.

(e)        Collateralized by $625,460,000 U.S. Treasury Note, 3.0%, maturing on 11/15/2044 with a value of $612,001,977.

(f)                          Collateralized by $1,051,545,000 U.S. Treasury Notes, with the various coupon rates from 2.5-3.0%, with various maturity dates of 8/15/2045-8/15/2047 with a value of $1,020,004,176.

(g)        Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
169,230,842	Federal Home Loan Mortgage Corp.	3.0-5.0	2/1/2031-9/1/2048	171,611,079
36,643,917	Federal National Mortgage Association	3.0-4.635	7/1/2025-4/1/2046	36,570,921
Total Collateral Value				208,182,000

(h)        Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
16,748	U.S. Treasury Bills	Zero Coupon	10/11/2018-8/15/2036	16,620
7,000	U.S. Treasury Bonds	2.25-6.25	8/15/2023-5/15/2048	7,286
500	U.S. Treasury Floating Rate Notes	2.316-2.326	4/3/2020-7/31/2020	502
9,900	U.S. Treasury Inflation-Indexed Bonds	0.125-2.125	1/15/2019-7/15/2028	10,326
155,507,900	U.S. Treasury Notes	1.0-3.625	5/31/2019-5/15/2028	146,839,466
10,289	U.S. Treasury STRIPS	Zero Coupon	11/15/2018-8/15/2048	5,832
Total Collateral Value				146,880,032

(i)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
45,110,620	U.S. Treasury Bonds	2.5-3.0	8/15/2042-2/15/2047	42,248,035
62,154,553	U.S. Treasury Inflation-Indexed Bonds	0.125-2.125	1/15/2019-1/15/2028	62,981,752
480,55,921	U.S. Treasury Notes	1.125-2.75	1/31/2019-8/31/2025	46,395,269
Total Collateral Value				151,625,056

(j)         Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
133,041,307	Federal Home Loan Mortgage Corp.	2.5-6.5	5/1/2023-8/1/2048	131,361,221
23,415,736	Federal Home Loan Mortgage Corp. - Interest Only	3.0-5.5	11/15/2031-4/15/2046	3,568,933
600,165,006	Federal National Mortgage Association	2.0-7.0	12/1/2019-10/1/2048	601,124,739
55,066,693	Federal National Mortgage Association - Interest Only	3.5-8.0	7/25/2030-8/25/2047	10,641,729
21,595,262	FHLMC Multifamily Structured Pass-Through Certificates	1.278-2.896	6/25/2021-1/25/2041	982,472
30,986,202	Government National Mortgage Association	3.5-6.0	2/20/2038-9/20/2048	32,269,991
734,247	Residual Funding Corp Principal Strip	Zero Coupon	10/15/2020	690,633
10,718,455	Tennessee Valley Authority	2.875-3.875	2/15/2021-12/15/2042	10,485,542
Total Collateral Value				791,125,260

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LIBOR: London Interbank Offered Rate

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Government & Agency Obligations (k)	$—	$11,541,221,525	$—	$11,541,221,525
Repurchase Agreements	—	6,094,165,000	—	6,094,165,000
Total	$—	$17,635,386,525	$—	$17,635,386,525

(k)  See Investment Portfolio for additional detailed categorizations.

:: Notes to Schedule of Investments :: September 30, 2018 (unaudited)

1.    Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Portfolio, an open-end management investment company that is advised by DWS Investment Management Americas, Inc. (formerly known as Deutsche Investment Management Americas, Inc.) and has the same investment objective as the ProFund. As of September 30, 2018, the value of the investment and the percentage owned by the ProFund of the Portfolio was $461,460,789 and 2.6%.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its schedule of investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the schedule of investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The valuation techniques used to determine fair value are further described in Note 3 below.  The Portfolio’s schedule of investments included in this report provides information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduced two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN. The ProFund’s compliance date for Form N-PORT was June 1, 2018, and the ProFund will make its initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ending June 30, 2018, the ProFund was required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The ProFund’s compliance date for Form N-CEN was June 1, 2018, and the ProFund will make its initial filing on Form N-CEN for the year ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The ProFund’s adoption of these forms had no effect on the ProFund’s net assets or results of operations.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, “Fair Value Measurements” (ASU 2018-13). This update makes certain removals from, changes to, and additions to existing disclosure requirements for fair value measurement.  ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management has early adopted ASU 2018-13. The adoption has not materially impacted the ProFund’s financial statement disclosures.

3.              Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•                  Level 1 -  quoted prices in active markets for identical assets

•                  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of September 30, 2018, the ProFund’s $461,460,789 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the quarter ended September 30, 2018.

4.    Subsequent Events

Effective October 1, 2018, the Distributor increased the Total Net Distribution and Service Fees Paid from 0.90% to 0.95%.   Effective November 1, 2018, the Distributor increased the Total Net Distribution and Service Fees Paid from 0.95% to 1.00%.

The ProFund has evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date this schedule of portfolio investments was issued.  Based on this evaluation, there were no additional subsequent events to report that have a material impact on the ProFund’s Schedule of Portfolio Investments.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	November 29, 2018

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	November 28, 2018